Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 29, 2012
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (Prospectus Summary): | MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Supplement Text	ck0000063090_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012

Certain MFS® Funds

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGFX
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGHX
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGKX
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EISTX
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMIVX
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMICX
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGBX
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGDX
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGTIX
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGMX
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIRGX
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGNX